Shareholders' Equity	12 Months Ended
Dec. 31, 2020
Disclosure Text Block Supplement [Abstract]
SHAREHOLDERS' EQUITY

NOTE 11: - SHAREHOLDERS’ EQUITY

a.	The number of Ordinary Shares outstanding at December 31, 2020 and 2019 does not include 5,189 Ordinary Shares issued, which are held by a subsidiary, and 30,843 Ordinary Shares issued which are held by the Company.

Ordinary Shares confer all rights to their holders, e.g. voting, equity and receipt of dividends.

b.	Share option plan:

1.	The Company has granted options under an option plan as follows:

a)	The 2013 Share Option Plan:

On April 3, 2013, the Company approved a new Share Option Plan (the “2013 Share Option Plan”). The 2013 Share Option Plan provides for the grant of options to purchase Ordinary Shares to provide incentives to employees, directors, consultants and contractors of the Company. In accordance with Section 102 of the Income Tax Ordinance (New Version) - 1961, the Company’s Board of Directors (the “Board”) elected the “Capital Gains Route”.

On February 19, 2015, the Board adopted an amendment to the 2013 Share Option Plan pursuant to which the Company may grant options to purchase its Ordinary Shares and RSUs to its employees, directors, consultants and contractors. The 2013 Share Option Plan expires on April 2, 2023.

b)	During the year ended December 31, 2019, the Company’s Board approved the grant of 388,020 RSUs to certain employees and officers of the Company. Such RSUs have vesting schedules of four years, commencing as of the date of grant.

c)	During the year ended December 31, 2020, the Company’s Board approved the grant of 340,000 RSUs and 35,100 options to certain employees, officers and directors of the Company. Such Options and RSUs have vesting schedules of 2-4 years, commencing as of the date of grant.

As of December 31, 2020, the total number of shares reserved under the 2013 Share Option Plan, is 2,450,000, out of which 600,001 Ordinary Shares are still available for future grants under the 2013 Share Option Plan as of that date.

2.	Stock options for the year ended December 31, 2020 under the Company’s plan are as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding as of January 1, 2020	381,910	$14.62	1.64	$-
Granted	35,100	7.60
Exercised	-	-
Expired and forfeited	(111,171)	13.52

Outstanding as of December 31, 2020	305,839	14.21	1.33	98

Vested and expected to vest at December 31, 2020	305,839	14.21	1.33	98

Exercisable as of December 31, 2020	247,741	14.44	0.93	14

The aggregate intrinsic value in the table above represents the total intrinsic value (the difference between the deemed fair value of the Company’s Ordinary Shares on the last day of fiscal 2020 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on December 31, 2020. This amount is impacted by the changes in the fair market value of the Company’s Ordinary Shares.

3.	As of December 31, 2020, stock options under the 2013 Share Option Plan are as follows:

	Options outstanding at December 31, 2020			Options exercisable at December 31, 2020
Exercise price	Number outstanding	Weighted average exercise price	Weighted average remaining contractual life	Number exercisable	Weighted average exercise price	Weighted average remaining contractual life
$		$	In years		$	In years

7.6	35,100	7.6	4.53	4,875	7.6	4.53
11.29-12.65	155,350	11.89	0.53	155,350	11.89	0.53
18.9-19.85	115,389	19.34	1.44	87,516	19.34	1.43

	305,839			247,741

4.	RSUs for the year ended December 31, 2020 under the Company’s 2013 Share Option Plan are as follows:

	Number of RSUs	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding as of January 1, 2020	448,813	1.53	$3,824
Granted	340,000
Vested	(145,303)
Cancelled	(92,335)

Outstanding as of December 31, 2020	551,175	1.51	$5,732

5.	The weighted average fair value of options granted during the year ended December 31, 2020 was $3.41. No options were granted during the years ended December 31, 2019 and 2018.

6.	The weighted average fair values of RSUs granted during the years ended December 31, 2020, 2019 and 2018 were $9.31, $7.86 and $19.68 per share, respectively.

7.	The following table summarizes the department allocation of the Company’s share-based compensation charges:

	Year ended December 31,
	2020(*)	2019(*)	2018(*)

Cost of revenues	$106	$204	$112
Research and development, net	879	729	808
Sales and marketing	536	638	698
General and administrative	648	657	503

	$2,169	$2,228	$2,121

(*)	Including $2,107, $1,887 and $1,359 of compensation cost related to RSUs for the years ended December 31, 2020, 2019 and 2018, respectively.

8.	As of December 31, 2020, there are $2,277 of total unrecognized costs related to non-vested share-based compensation and RSUs that are expected to be recognized over a weighted average period of 0.99 years.